Fair Value of Financial Instruments (Changes in Unrealized Gains (Losses) Included in OCI) (Details) - Fixed maturity securities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	$ (1,713)	$ (171)	$ 64
Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(1,562)	(183)	58
Foreign government bonds
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(7)	(10)	4
ABS [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(116)	(9)	5
Hybrid and redeemable preferred securities
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(22)	27	$ (3)
Mortgage Loans On Real Estate [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(5)	$ 4
State and municipal bonds
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	$ (1)